Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities [Line Items]
Personnel related liabilities	$ 167,362	$ 138,639
Facility related liabilities	19,862	16,205
General overhead liabilities	33,422	31,034
Other liabilities	26,631	3,019
Short term government grants (note 11)	110	240
Restructuring and other items (note 14)	3,704	2,430
Acquisition consideration payable		3,245
Other Liabilities	$ 251,091	$ 194,812